PROSPECTUS
July 1, 2001









                                iMILLENNIUM FUND




                  A non-diversified mutual fund that invests in
                     internet and internet-related companies
                    with the potential for long-term growth.

                   Shares of the Fund are offered to investors
                           without any sales charges.












THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUND OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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TABLE OF CONTENTS                                                          PAGE

AN OVERVIEW OF THE FUND......................................................1
Investment Objective.........................................................1
Principal Investment Strategies..............................................1
Principal Risks of Investing in the Fund.....................................1
Who May Want to Invest in the Fund...........................................2

PERFORMANCE..................................................................2

FEE TABLES...................................................................3

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RISKS.........................4

OTHER INVESTMENTS AND RISKS..................................................5

MANAGEMENT...................................................................8

DISTRIBUTION AND SHAREHOLDER SERVICE FEES....................................9

YOUR ACCOUNT................................................................10
How to Contact the Fund.....................................................10
General Information.........................................................10
When and How NAV is Determined..............................................10
How to Open an Account and Buy Shares of the Fund...........................11
Types of Accounts...........................................................11
Investment Minimums.........................................................14
How to Sell (Redeem) Shares of the Fund.....................................14

OTHER INFORMATION...........................................................18
Distributions...............................................................18
Taxes.......................................................................18

ORGANIZATION AND SHAREHOLDER MEETINGS.......................................19


FINANCIAL HIGHLIGHTS........................................................

PRIVACY STATEMENT...........................................................

FOR MORE INFORMATION........................................................20
                                iMILLENNIUM FUND


AN OVERVIEW OF THE FUND

INVESTMENT GOAL. iMillennium Fund (the "Fund") seeks to provide investors with long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Fund will invest primarily in common stocks and securities convertible into common stocks of domestic and foreign companies engaged in internet and internet-related activities. When seeking investments for the Fund, its investment adviser, iMillennium Capital Management, Inc. (the "Adviser"), seeks companies with growth potential that the market has not yet recognized, and looks for stocks with strong earnings and cash flow momentum (earnings before depreciation and non-cash charges). The Adviser also employs measures of intrinsic value such as the company's price to earnings ratio (the price of a stock divided by its earnings per share), or price/cash flow ratio. The Fund will sell its holding in a particular company when the Adviser believes the company's stock price has reached its maximum growth potential, or when the company has experienced a fundamental shift in its core business processes and objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND. The Fund is subject to the following principal investment risks:

     -- STOCK MARKET VOLATILITY. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund is subject to the general risk that the value of the Fund's investments may decline if the stock markets perform poorly. There is a risk that a Fund's investments will under-perform either the securities markets generally or particular segments of the securities markets.

     -- ISSUER SPECIFIC CHANGES. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer's securities can rise or fall dramatically in response to such things as better or worse than expected earnings reports, news about the development of a promising product, or the loss of key management personnel. There is also the risk that the Adviser's assessment of the growth potential of a specific security may prove incorrect.

     -- CONCENTRATION IN INTERNET AND INTERNET-RELATED COMPANIES. As a fundamental investment policy that can be changed only by a vote of the shareholders, the Fund invests at least 65% of its assets in companies engaged in internet and internet related businesses, its performance is closely tied to internet and technology developments. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly with one another. Because the internet and technology is developing rapidly, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense


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         competition. Many of these companies are generally subject to the rate of change in technology, which is higher than the rate in other industries. In addition, many products and services of companies engaged in the internet and internet-related activities are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.

     -- "GROWTH INVESTING." "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

     -- FOREIGN EXPOSURE. Although the Fund expects to invest primarily in domestic companies, it may invest without limit in foreign companies. Investing in the securities of foreign companies may be riskier than U.S. investment because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulations.

     -- NON-DIVERSIFICATION. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular company than other, "diversified," mutual funds. Therefore, investors should consider this greater risk versus the safety that may come with a more diversified portfolio.




              YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND,
       OR THE FUND MAY NOT PERFORM AS WELL AS OTHER POSSIBLE INVESTMENTS.


WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     --  You want to invest for the long term
     -- You want to diversify your portfolio by allocating some portion of your long-term investments to aggressive equity investing
     --  You are willing to accept a high degree of volatility and risk

The Fund may NOT be appropriate for you if:

     --  You need regular income or stability of principal
     --  You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE


The Fund, which began trading on April 17, 2000, has not completed a full calendar year, and therefore, annual performance information is not included in this prospectus.





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FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

================================================================================
SHAREHOLDER TRANSACTION FEES None (paid directly from your investment):
--------------------------------------------------------------------------------
Redemption Fee (on shares held less than two years)                        2.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets, as a percentage of net assets)

--------------------------------------------------------------------------------
Management Fees(1)                                                         1.50%
--------------------------------------------------------------------------------
Distribution and/or Service (Rule 12b-1) Fees                              0.25%
--------------------------------------------------------------------------------
Other Expenses (1, 2, 3)                                                   1.00%
--------------------------------------------------------------------------------

Total Fund Operating Expenses(3)                                           2.75%

================================================================================

--------
         (1) The Adviser has agreed to waive some or all of its advisory fees or reimburse certain expenses of the Fund so that Total Operating Expenses will not exceed 2.75% of its net assets. The Adviser may, in its discretion, cease waiving fees or reimbursing Fund expenses at any time.

         (2) Other Expenses include, but are not limited to, administrative, custody, transfer agency and shareholder servicing fees.

         (3) Other Expenses and Total Fund Operating Expenses are estimated for the current fiscal year.


EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

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                     1 YEAR     3 YEARS      5 YEARS     10 YEARS
                     ------     -------      -------     --------
                      $483        $853       $1,454      $3,080



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section of the prospectus describes the investment objective of iMillennium Fund, how the Adviser tries to achieve that objective, and the principal risks of investing in the Fund.

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will invest at least 65% of its total assets in the common stocks (securities having the characteristics of common stocks, such as convertible securities, rights and warrants) of domestic and foreign companies that are engaged in internet and internet-related businesses. The Fund defines an "internet and internet-related company" as a company which derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to the following activities:

         >> Connection: Companies involved in providing online access to businesses and consumers, as well as the companies that provide the necessary hardware, software, equipment, consulting services, and outsourcing services necessary to connect to the internet.
         >> Commercials: Companies involved in providing or facilitating online advertising on the internet in the form of ad banners or streaming commercials on websites.
         >> Commerce: Companies involved in online business-to-business commerce, business-to-consumer commerce, and consumer-to-consumer commerce.
         >> Content: Companies involved in providing or facilitating the dissemination of information, news, and editorial content online. >> Community: Companies that provide online websites for chat services and message boards.

The Fund may invest in the common stocks of companies without regard to a company's market capitalization. The market capitalization of a company is the price of a share of the company's stock multiplied by the number of shares of stock it has outstanding.The Fund will not invest in companies with a market capitalization less than $25 million.

Although the Fund expects to invest primarily in domestic companies, it may also invest without limit in the securities of foreign companies.

In seeking investments for the Fund, the Adviser uses a "bottom-up" stock selection approach. The Adviser looks for individual companies with earnings and/or revenue growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment by the Fund, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and

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pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, improving returns on capital invested, strong revenue growth, and the ability to generate free cash flow); strong management, and reasonable valuations in the context of projected growth rates.

The Fund generally will not make investments with income as a consideration. During normal market conditions, however, the Fund may seek to enhance its earnings by investing up to 10% of its total assets in all types of fixed income securities, including corporate bonds and notes, and short-term investments such as commercial paper and variable rate demand notes.


OTHER INVESTMENTS AND RISKS

FUTURES AND OPTIONS. The Fund may purchase or write (sell) put and call options on securities and financial indices. These are derivative instruments that give the Fund the right (where the Fund purchases the option), or the obligation (where the Fund writes the option) to buy or sell a particular security, such as a stock or group of stocks in the future at a pre-determined price. The Fund may also invest in futures on financial indices, another derivative instrument. The Adviser may use these derivatives for a variety of reasons: to hedge against the risk of fluctuations in the prices of securities that a Fund holds or may purchase; as an efficient means to adjust a Fund's overall exposure to certain markets; in an effort to enhance income; as a cash management tool.

         >> RISKS. Options and futures contracts are not always successful hedges. The Fund's ability to use these instruments successfully will depend on the Adviser's ability to predict accurately movements in the prices of securities, interest rates and the securities markets. The prices of options can be very volatile. Investing for hedging purposes may result in certain transaction costs, which may reduce the Fund's total return.

FOREIGN CURRENCY HEDGING. The Adviser may employ currency forwards and options to hedge the risk to the portfolio when foreign exchange movements are expected to be unfavorable for U.S. investors. In general, these instruments allow the Adviser to lock in a specified exchange rate for a stated period of time. The Fund normally does not engage in extensive currency hedging.


         >> RISK. If the Adviser forecasts currency exchange rates incorrectly, the Fund could lose money.


LENDING SECURITIES. The Fund may lend its portfolio securities to brokers, dealers or other financial institutions. The Fund may not loan more than one-third of its total assets.

         >> RISK. The principal risk of securities lending is that the institution borrowing the securities may become insolvent. In this event, the Fund could experience delays in recovering its securities and possibly capital losses.

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SHORT SELLING. The Fund may sell securities short by borrowing securities it does not own and selling them. The Fund is then obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. If the securities decline in value, the Fund may repurchase them at a lower price and realize a profit.

         >> RISK. If the securities sold short increase in value between the time of sale and the time the Fund purchases them, the Fund will incur a loss.

BORROWING MONEY. The Fund may borrow money as a temporary measure for emergency purposes, to facilitate redemption requests, or for "leverage," in other words, so that the Fund may purchase additional securities. The Fund may borrow up to one-third of its total assets.

         >> RISKS. The use of leverage involves special risk considerations that may not be associated with other funds having similar objectives and policies that do not use leverage. Because substantially all of the Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the loan agreement, the net asset value per share of the Fund will tend to increase more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SMALL COMPANIES. The Fund may invest a significant portion of its assets in small companies with market capitalizations of less than $500 million.

         >> RISKS. Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies are subject to more abrupt or erratic price movements than the stocks of larger companies. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market. To the extent that the Fund does invest in small capitalization stocks, there is the risk that its portfolio will be less marketable and may be subject to greater fluctuations in price than a portfolio holding stocks of larger issuers. Small capitalization stocks often pay no dividends, but income is not a primary goal of the Fund.

PORTFOLIO TURNOVER. The Fund generally does not trade in securities for short-term profits, but, when circumstances warrant, may buy or sell securities without regard to the length of time held.

         >> RISK. In general, the higher the volume of buying and selling, the greater the impact of brokerage commissions and other transaction costs on a fund's return. Also, the greater the portfolio turnover rate, the more likely it is that a fund will generate capital gains that must be distributed to shareholders as income subject to taxation.

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CASH POSITIONS AND DEFENSIVE STRATEGIES. The Fund may maintain a cash position to retain flexibility in meeting redemptions and paying expenses. In addition, pending investment (for example, if the Adviser is unable to find investments selling at a discount to their intrinsic value), a significant portion of the Fund's assets may be invested in money market mutual funds and cash or cash equivalents such as high quality money market instruments.

The Fund may also employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements.

         >> RISKS. Large cash positions and defensive strategies are inconsistent with the Fund's primary investment strategies. Thus, if and when the Fund employs a temporary defensive strategy, it may not achieve its investment objective.

MANAGEMENT


iMillennium Fund is a series of iMillennium Capital Trust (the "Trust"). The business of the Fund is managed under the direction of the Trust's Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Trust and the Board, as well as the Fund's executive officers, may be found in the Fund's Statement of Additional Information ("SAI").


THE ADVISER

The Fund's investment adviser is iMillennium Capital Management, Inc. (the "Adviser"), located at 17225 El Camino Real, Suite 415, Houston, Texas 77058. Pursuant to the Investment Advisory and Management Agreement (the "Agreement") between the Adviser and the Trust, the Adviser will furnish continuous investment advisory and management services to the Fund. The entity that became the Adviser was organized in May 1996 as Rivero Investment Management Company. The Adviser is a registered investment adviser. Omar S. Rivero is Chairman and Chief Executive Officer of the Adviser.


The Adviser manages the investment portfolios of the Fund, subject to policies adopted by the Board. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. The Adviser also pays the salaries and fees of all officers and trustees of the Trust who are also officers, directors, or employees of the Adviser. The Trust pays the salaries and fees of all other trustees of the Trust. For its services, the Adviser receives a fee at an annual rate of 1.50% of the average daily net assets of the Fund. For the fiscal year ended February 28, 2001, the Adviser waived all of its fees.


PORTFOLIO MANAGER

Mr. Rivero manages the investment program of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Rivero has been managing private equity capital since May 1996. Prior to forming Rivero Investment Management Company, the predecessor of iMillennium Capital, Mr. Rivero served as a Partner in the law firm of Chaves, Gonzales & Hoblit, L.L.P. from June 1991 through June 1997.

ADMINISTRATOR


Effective on August 1, 2001, Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

DISTRIBUTOR

Effective on August 1, 2001, Unified Financial Securities, Inc., 431 N. Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.



DISTRIBUTION AND SHAREHOLDER SERVICE FEES

The Board has adopted a Distribution Plan pursuant to rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan allows the Fund to use part of its assets to pay for advertising, marketing and other activities intended to promote the sale of the Fund's shares. The Fund may also pay for certain shareholder services provided by institutions that have agreements with the Fund's distributor to provide such services. Under the Plan, these payments and expenses may not exceed 0.25% of the average annual net assets of the Fund.

           BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN
           ON-GOING BASIS, OVER TIME THESE FEES WILL INCREASE THE COST
             OF AN INVESTMENT IN THE FUND AND MAY COST A SHAREHOLDER
                 MORE THAN PAYING OTHER TYPES OF SALES CHARGES.

YOUR ACCOUNT

This section describes how to buy and sell shares of the Fund, and the services that are available to the Fund's shareholders.


HOW TO CONTACT THE FUND


For more information about a Fund or your account, you may write to us at:


         iMillennium Fund
         c/o Unified Fund Services, Inc.
         431 N. Pennsylvania Street
         P.O. Box 6110
         Indianapolis, IN 46206-6110

Or you may call us toll free at 877-881-2747


GENERAL INFORMATION

When you buy or sell ("redeem") shares of the Fund, the price of the shares will be the net asset value per share, or "NAV," next calculated after we receive a properly completed purchase or redemption order. For instance, if we receive your purchase request in proper form before 4 p.m. Eastern time, your transaction will be priced at that day's NAV. If we receive your purchase request after 4 p.m. Eastern time, however, your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

SHARE CERTIFICATES.  The Fund does not issue share certificates.

STATEMENT AND TRANSACTION CONFIRMATIONS. You will receive a confirmation of each purchase, dividend reinvestment, or redemption in your account as well as quarterly statements showing the value of your investment in the Fund. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

HOW TO OPEN AN ACCOUNT AND BUY SHARES OF THE FUND

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open one of the following types of accounts.

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person, while joint accounts can have two or more owners. Each individual owner of a joint account may give instructions on purchase, and redemptions without notice to the other owner. Account Applications and written instructions to the Fund, or requests for transactions that require a signature guarantee, must be signed by both owners exactly as their names appear on the account.


UNIFORM GIFT OR TRANSFER TO A MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. Under the Uniform Transfers to Minors Act you can give up $10,000 a year per child without paying Federal gift tax. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.


CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

         For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

         For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax Adviser. When you makes an investment in an IRA, be sure to indicate the year in which the contribution is made.

The Fund may also available for investment through various employer-sponsored retirement plans such as 401(k) Plans. If you are eligible to participate in one of these Plans, you should discuss the possibility of investing in the Fund with your Plan's sponsor.

OPENING YOUR ACCOUNT

BY TELEPHONE

To open an account by telephone, call 877-881-2747 to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.


After you have obtained an account number, you may purchase shares of the Fund by wiring Federal funds. The Fund will charge you a $10.00 wire fee. Your bank may also charge a fee for doing this. You should instruct your bank to wire funds to:


         Union Bank of California
         ABA # 122000496
         Account # 3120001549
         Attention:  DOMESTIC CUSTODY
         For further credit to iMillennium Fund
         F/B/O Shareholder Account No. ___________________



You will then need to mail a signed account application to:


         iMillennium Fund
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, IN 46206-6110


BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:


         iMillennium Fund
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, IN 46206-6110


AUTOMATIC INVESTMENT PLANS


You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse payment ("ACH"). Automatic investments must be for at least $50. There is no charge for this service.


To open an Automatic Investment Plan account ("AIP"), call or write to us to request an "Automatic Investment" form. Complete and sign the form, and return it to us together with a voided check for the account from which payments will be made.

PURCHASES THROUGH THIRD PARTIES

You may be able to invest in shares of the Fund through a broker or other financial institution, if the institution has made arrangements with the Fund's Distributor. If you invest through a financial institution, the institution's policies may be different than those of the Fund, and the institution may charge fees in addition to those that the Fund charges. For example, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse ("ACH") payment, or wire. All payments must be in U.S. dollars.

CHECKS. All checks must be drawn on U.S. banks and made payable to "iMillennium Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

ACH PAYMENTS. Instruct your financial institution to make an ACH payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

WIRES. Instruct your financial institution to make a Federal funds wire payment to the Fund's custodian, Union Bank of California. The wire instructions are set forth above. See "Opening Your Account-- By Telephone." The Fund charges a $10.00 fee for receipt of a wire. Your financial institution may also charge you a fee for this service.

INVESTMENT MINIMUMS

The Fund accepts investments in the following minimum amounts:


---------------------------------------- ------------------- --------------
        TYPE OF ACCOUNT                    MINIMUM INITAL  MINIMUM SUBSEQUENT
                                             INVESTMENT        INVESTMENT
---------------------------------------- ------------------- --------------
Individual, Sole proprietorship or               $2500            $50
Joint accounts
---------------------------------------- ------------------- --------------
Corporate, partnership or trust                  $2500            $50
accounts
---------------------------------------- ------------------- --------------
Uniform Gift or Transfer to a Minor              $1000            $50
Accounts
---------------------------------------- ------------------- --------------
Individual Retirement Accounts (IRA)             $1000            $50
---------------------------------------- ------------------- --------------
Automatic Investment Plans                       $1000            $50
---------------------------------------- ------------------- --------------


LIMITATIONS ON PURCHASES

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

HOW TO REDEEM SHARES OF THE FUND

You can sell ("redeem") all or any part of your shares subject to certain restrictions. The Fund will redeem your shares at the net asset value next determined after the Fund receives your redemption request in good order, less any redemption fee that applies. This section describes the procedures for redeeming your shares of the Fund, the restrictions on redemptions, and when the Fund may charge a redemption fee.

We will mail your redemption proceeds to your current address or transmit them electronically to your designated bank account. Except under certain emergency conditions, we will send the proceeds from your redemption to you within seven days after we receive your redemption request.
If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds until payment is collected.

REDEMPTION FEE

The Fund is designed for long-term investors willing to accept the risks associated with an investment in common stocks of companies engaged in rapidly developing and volatile industries - the internet and internet-related businesses. Some of these companies are small, and their stocks may be less liquid than larger, more established companies. The Fund is not designed for short-term traders, whose frequent purchases and redemptions can unnecessarily disrupt the Fund's investment program and drive up its transaction costs. For these reasons, the Fund assesses a 2.00% fee on redemptions of shares held for less than two years.

Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the two-year holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than two years, the fee will be charged.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans such as 401(k) or individual retirement accounts ("IRAs").

To determine the holding period, the Fund will use the anniversary date of a transaction. Thus, shares purchased on December 1, 1999, for example, will be subject to the fee if they are redeemed on or before November 30, 2001. If they are redeemed on or after December 1, 2001, no fee will be charged.

BY MAIL

To redeem shares by mail, prepare a written request including:

     --  Your name(s) and signature(s)
     --  The name of the Fund, and your account number
     --  The dollar amount or number of shares you want to redeem
     --  How and where to send your proceeds
     -- A signature guarantee, if required (see "Signature Guarantee Requirements" below)
     -- Any other required documentation, such as corporate resolutions or trust documents

Mail your request and documentation to:


         iMillennium Fund
         c/o Unified Fund Services, Inc.
         431 N. Pennsylvania Street
         P.O. Box 6110
         Indianapolis, IN 46206-6110


BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $1,000 or more. If there are any wire charges, they will be deducted from the proceeds of your redemption. Telephone redemptions are not available for IRA accounts.

To request a wire redemption, mail us your request (See "By Mail"), or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above)

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $50.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

REDEMPTIONS THROUGH THIRD PARTIES

If you hold shares through a broker or other financial institution, you will have to redeem your shares through that financial institution. The net asset value you receive will be the next calculated after receipt of the order from the dealer. Consult a representative of your financial institution or retirement plan for further information.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

     --  Redemption of over $5,000 worth of shares
     --  Changes to a shareholder's record name or address
     -- Redemption from an account for which the address or account registration has changed within the last 30 days
     -- Sending proceeds to any person, address, brokerage firm or bank account not on record
     -- Sending proceeds to an account with a different registration (name or ownership) from yours
     -- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS

If the value of your account (not including IRAs) in the Fund falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND

The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is the greater of $250,000 or 1% of the Fund's assets.

SUSPENSION OF REDEMPTIONS AND POSTPONEMENT OF PAYMENTS DURING UNUSUAL MARKET CONDITIONS

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

LOST ACCOUNTS

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable. If we are not able to locate you, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

TRANSFERRING REGISTRATION


You may transfer the registration of your Fund shares. To do so, call us at 877-881-2747, or write the Fund c/o Unified Fund Services, Inc., 431 N. Pennsylvania Street, P.O. Box 6110 Indianapolis, IN 46206-6110, to request an account transfer form. You should then send the completed form to the same address.


OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income, if any, semi-annually. Any net capital gain realized by the Fund will be distributed at least annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. You may elect to receive your distributions in cash when you open your account, or at anytime afterwards. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following is general information about U.S. Federal income tax liabilities that you may incur in connection with your purchase, ownership and redemption of shares of the Fund. It is not intended to be tax advice, nor does it take into consideration the particular circumstances of any shareholder. You should consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.


TAXES ON DISTRIBUTIONS. The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. The Fund's distributions to you are subject to federal income tax whether received in cash or reinvested in additional shares of the Fund. Distributions may also be subject to state and local taxes.


The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year.

TAXES ON REDEMPTIONS OF SHARES. The sale (redemption) of your Fund shares is a taxable transaction for federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold Federal income tax at the rate of 31 percent from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's Federal income tax liability.

ORGANIZATION AND SHAREHOLDER MEETINGS

The Fund is a series of the Trust, a Delaware business trust that is registered with the Securities Exchange Commission as an open-end, management investment company (a "mutual fund"). iMillenium Fund is the only current portfolio of the Trust. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law and all shareholders of iMillenium Fund are entitled to vote at shareholders' meetings.


FINANCIAL HIGHLIGHTS

The following financial highlights information is intended to help you better understand the financial performance of the iMillennium Fund since it's inception. The total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders dated February 28, 2001.



iMILLENNIUM FUND
FINANCIAL HIGHLIGHTS AND RELATED
(For a share outstanding throughout the period)

New asset value, beginning of period ............................     $10.00
                                                                      ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ...............................      (0.16)
     Net realized and unrealized gain (loss)
          on investments ........................................      (6.04)
                                                                      ------
Total from investment operations ................................      (6.20)
                                                                      ------
Net asset value, end of period ..................................     $ 3.80
                                                                      ======
Total return ....................................................     (62.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands) ..........................     $1,779

RATIOS TO AVERAGE NET ASSETS:
Expenses (before reimbursement) .................................       7.29%*
Expenses (net of reimbursement) .................................       2.72%*
Net investment income (loss)(before reimbursement) ..............      (7.26)%*
Net investment income (loss)(net of reimburstment) ..............      (2.68)%

Portfolio Turnover Rate .........................................      58.83%


(1) For the period April 17, 2000 (commencement of operations) to August 31,
    2000.

*   Annualized




                       See Notes to Financial Statements.

PRIVACY STATEMENT

At iMillennium Capital Trust, we recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

        -- Account applications and other required forms.
        -- Written, oral, electronic or telephonic communications and -- Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our investors.

FOR MORE INFORMATION

The following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


         iMillennium Fund
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, IN 46206-6110


You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call 1-202-942-8090 to learn the Public Reference Room's business hours. You may request copies of the Fund's reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the Commission's Internet website at www.sec.gov.









              iMillennium Fund's Investment Company Act File number is 811-9691.

                                IMILLENNIUM FUND





                       STATEMENT OF ADDITIONAL INFORMATION



                                  JULY 1, 2001



                                TABLE OF CONTENTS


                                                                         PAGE

           Glossary........................................................1
           Investment Objective, Policies and Restrictions................ 2
           Trustees and Executive Officers................................19
           Investment Advisory and Other Services.........................21
           Portfolio Transactions and Allocation of Brokerage.............25
           Taxation.......................................................26
           Ownership of Shares............................................27
           Purchase of Shares.............................................27
           Dividends and Distributions....................................28
           Net Asset Value ...............................................28
           Performance Comparisons........................................28
           Redemption of Shares...........................................30
           Counsel and Independent Auditors...............................30
           Other Information..............................................31
           Appendix.......................................................32



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated July 1, 2001. A copy of the Prospectus may be obtained from the Fund at Unified fund Services, Inc. ("Unified'), 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or telephone (877) 881-2747.

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.


"Unified" means Unified Fund Services, Inc., the administrator, fund accountant, and transfer and distribution disbursing agent of the Fund.


"Adviser" means iMillennium Capital Management, Inc.

"Board" means the Board of Trustees of the Trust.

"Trust" means iMillennium Capital Trust, a Delaware business trust is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"Custodian" means the custodian of the Fund's assets.

"Fitch" means Fitch IBCA, Inc.

"Fund" means iMillennium Fund, a separate series of the Trust.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The Fund's investment objective is long-term growth of capital. The Fund will seek to achieve this objective investing primarily in the common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the internet and internet-related activities. In seeking investments for the Fund, the Adviser uses a "bottom-up" stock selection approach. The Adviser looks for individual companies with earnings and/or revenue growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment by the Fund, the Adviser focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, improving returns on capital invested, strong revenue growth, and the ability to generate free cash flow); strong management, and reasonable valuations in the context of projected growth rates.

The Fund is designed for investment of that portion of an investor's funds that can appropriately bear the special risks associated with certain types of investments (e.g., investments in smaller capitalization companies). The Fund's investment techniques, strategies and risks are discussed in the Prospectus. Additional information regarding the types of investments that the Fund makes, the risks associated with those investments, and the Fund's restrictions are set forth below. This discussion supplements the disclosure in the prospectus.

Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board.

1.         EQUITY SECURITIES

           RISKS IN GENERAL. An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. In addition to the general risks and considerations of equity investing, the Fund is subject to the specific risks associated with the specific investments discussed below.

COMMON AND PREFERRED STOCK. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS") AND DIAMONDS. The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment company sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). SPDRs are listed on the American Stock Exchange (the "Exchange") and traded in the secondary market on a per-SPDR basis.

The Fund may also invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment company representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the "DJIA"). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by the Fund. Moreover, the Fund's investment in SPDRs and DIAMONDS may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for the Fund due to transaction costs and other expenses. Additionally, the respective investment company's may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances such as discrepancies between the investment company and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and the investment company. Under these type circumstances, the value of the SPDRs or DIAMONDS held by the Fund will have a negative impact on the net asset value of the Fund.

2.         FOREIGN SECURITIES

           DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts. ADRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

           POLITICAL AND ECONOMIC FACTORS. Investments in securities of non-U.S. issuers invoke certain risks not present in investments in U.S. issuers. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, and resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

           CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADRs or directly in foreign securities.

           TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may, ultimately, be available for distribution to the Fund's shareholders.

3.         FIXED INCOME INVESTMENTS.

During normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset backed securities.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund that invests in fixed income securities is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

4.            SHORT-TERM INVESTMENTS AND TEMPORARY DEFENSIVE POSITIONS.

While seeking desirable equity or other investments for the Fund, or for temporary defensive purposes during periods of market instability, the Fund may invest without limit in money market mutual funds, commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, banker's acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds.

BANK CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Certain of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it were not obligated to do so by law.

MASTER DEMAND NOTES. The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. Thus, to the extent a demand note does not have a 7-day or shorter demand feature, it will be treated as an illiquid security.

5.         SHORT SALES.

The Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box"). The Fund may not make short sales of securities, which it does not currently own, or have the right to acquire (I.E., short sales that are not "against the box").

If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

Short sales transactions may sometimes be executed by borrowing securities from margin accounts established by the Adviser for this purpose. Some interest may be charged within these margin accounts as a result of price fluctuations of boxed positions, even though no leverage is employed, since the offsetting long and short positions within that boxed position will generally offset each other's market risk.

6.       HEDGING AND OPTION INCOME STRATEGIES

The Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (i.e., selling) covered options on securities in which it has invested and on any securities index based in whole or in part on securities in which that fund may invest. The Fund's options may be traded on an exchange or in an over-the-counter market.

The Fund will not hedge more than 30% of the value of its total assets by buying put options and writing call options.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

An option is covered if, as long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

IN GENERAL. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of option contracts on securities indices and option contracts may not be available on all securities that the Fund may own or seek to own.

RISKS. The Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and
(4)lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

7.         WARRANTS

The Fund may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

8.         FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law, and unless otherwise specified in the prospectus, the Fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the Fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Closing out a futures contract sale is affected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited. The closing out of a futures contract purchase is affected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

The Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions, which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be affected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Adviser's ability to predict movements in various factors affecting securities markets, including interest rates. There may be circumstances, however, when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the Fund, the Fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Fund may also purchase and sell options on index futures contracts.

For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract could be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the Fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities, which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the Fund is also subject to the Adviser's ability to predict movements in the direction of the market. For example, it is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the Fund's portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

INDEX WARRANTS. The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

9.         ILLIQUID AND RESTRICTED SECURITIES.

ILLIQUID SECURITIES. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. In general, a security is considered illiquid if it cannot be sold within seven days at the price at which is carried on the Fund's books. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Board, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

RESTRICTED SECURITIES. The SEC Staff currently takes the view that any delegation by a fund's board of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board. It is the present intention of the Board that, if the Board decides to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board would consider what action would be appropriate in light of the Staff's position at that time.

DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. If a security is eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the security is not illiquid.

10.        REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

11.        SECURITIES LOANS

The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

SECURITY RATINGS INFORMATION

The Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund invests no more than 5% of its assets in debt securities that are considered non-investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.


A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following fundamental investment policies.

1.  ISSUANCE OF SENIOR SECURITIES

The Fund may not issue senior securities, including the borrowing of money except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money subject to its investment limitation on borrowing.

2.  UNDERWRITING ACTIVITIES

The Fund may not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

3.  BORROWING

The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4.  CONCENTRATION

The Fund will invest at least 65% of its assets in companies engaged in internet and internet-related businesses as those businesses are defined in the Prospectus.

5.  PURCHASES AND SALES OF REAL ESTATE

The Fund not may purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

6.  PURCHASES AND SALES OF COMMODITIES

The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

7.  MAKING LOANS

The Fund may not make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements.

8.  DIVERSIFICATION

The Fund is considered "non-diversified" under the 1940 Act. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each Fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M currently requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of a fund's taxable year.

B.  NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment policies. The Fund may not:

1.  PLEDGE, MORTGAGE & HYPOTHECATE

Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by the Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

2.  SHORT SALES

Make short sales of securities except short sales against the box.

3.  PURCHASES ON MARGIN

Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options.

4.  ILLIQUID SECURITIES

Purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. If the 15% limit on illiquid securities is exceeded by virtue of other than a change in market values, the condition will be reported by the Adviser to the Board.

5.  HISTORY OF ISSUER

Invest more than 5% of its net assets in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest.

6.  OFFICERS' AND TRUSTEES' HOLDINGS

Invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

7.  OIL, GAS & MINERAL EXPLORATION

Invest in interests in oil or gas or interests in other mineral exploration or development programs.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overseeing the general operations of the Trust and the services of the Adviser and other companies that provide necessary services to the Fund. Among other things, the Board approves the contractual arrangements with these service providers, ensures the Funds' compliance with applicable securities laws and that sees dividends and capital gains are distributed to shareholders. The Trustees have appointed officers to provide many of the functions necessary for day-to-day operations of the Fund.

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is considered an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name.

------------------------------ ------------------------ ------------------------------------------------------------------

                                 POSITIONS HELD WITH
                                     THE COMPANY                              PRINCIPAL OCCUPATION

NAME, AGEAND ADDRESS                                                           FOR LAST FIVE YEARS

------------------------------ ---------------- ------------------------------------------------------------------


*Omar S. Rivero (42)           Trustee,         President, iMillennium Capital Management, Inc., formerly Rivero
17225 El Camino Real           Chairman and     Investment Management Company, Houston, Texas, since 1996.
Suite 415                      President        Prior to that, Partner, Chaves, Gonzales & Hoblit, L.L.P.,
Houston, Texas 77058                            Corpus Christi, Texas since 1991 (law firm).

------------------------------ ---------------- ------------------------------------------------------------------


Douglas E. Chaves (51)         Trustee          Partner, Chaves, Gonzales & Hoblit, 2000 Frost Plaza, 802 North

2000 Frost Plaza                                Carancahua, Corpus Christi, TX 78470 (law firm), since 1985
802 North Carancahua
Corpus Christi, TX 78470
------------------------------ ---------------- ------------------------------------------------------------------


*Don Alan Crosier, Jr. (38)    Trustee and      Vice-president and Chief Operating Officer, iMillennium Capital
17225 El Camino Real           Vice-President   Management, Inc., 17225 El Camino Real, Suite 415, Houston, TX
Suite 415                                       77058 (investment management), since February 2000; Assistant
Houston, Texas 77058                            District Attorney, Harris County District Attorney's Office,

                                                Houston, TX
77002, from 1989 to 2000.
------------------------------ ---------------- ------------------------------------------------------------------


Stephen F. Gillioz (45)        Trustee          Senior Analyst and CFO, The Catalyst Group, Three Riverway,
Three Riverway, Suite 770                       Suite 770, Houston, TX  77056 (venture capital), since 1995;
Houston, TX  77056                              Vice-President (Finance), Compressor Dynamics, Inc., Houston, TX

                                                (energy service), from 1992 until 1995.
------------------------------ ---------------- ------------------------------------------------------------------


Gregory A. Goodman (47)        Trustee          Kaffie, Goodman & Pitcairn, Inc., 800 N. Shoreline 2800 South
800 N. Shoreline                                Tower, Corpus Christi, Texas 78401 (investment adviser) since
2800 South Tower                                June 1996; Vice President - New Business/Investments,
Corpus Christi, Texas 78401                     PaineWebber, Inc., Corpus Christi, Texas (broker-dealer) from
                                                1993 until June 1996.

------------------------------ ---------------- ------------------------------------------------------------------

The members of the Audit Committee of the Board of Trustees are Douglas E. Chaves, Stephen F. Gillioz and Gregory A. Goodman. Mr. Gillioz acts as the chairperson of the Audit Committee. The Audit Committee oversees the Fund's financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent certified public accountants.


Those Trustees who are officers or employees of the Administrator or its affiliates receive no remuneration from the Fund. Each disinterested Trustee receives a fee from the Fund for each regular quarterly and in-person special meeting of the Board of Trustees attended. Members of the Board who are not affiliated with the Adviser or the Administrator receive a l fee of $150 for each Board meeting attended. In addition, each Trustee who is not affiliated with the Adviser or the Administrator is reimbursed for expenses incurred in connection with attending meetings.

The following table sets forth the compensation received by each Trustee from the Trust during the calendar year ended December 31, 2000.

=============================== =================================


TRUSTEE                                 COMPENSATION
------------------------------- ---------------------------------


Douglas E. Chaves                             $150

------------------------------- ---------------------------------


Stephen F. Gillioz                            $450

------------------------------- ---------------------------------


Gregory A. Goodman                            $300

=============================== =================================


As of the close of business on June 15, 2001, the officers and trustees of the Fund, as a group, owned 22.22% of the Fund's outstanding shares.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The investment adviser for the Fund is iMillennium Capital Management, Inc. The Adviser will act as such pursuant to a written agreement which, after its initial two-year period, must be annually re-approved by the Board of Trustees. The address of the Adviser is 17225 El Camino Real, Suite 415, Houston, Texas 77058. The Adviser can also be contacted by telephone at (281) 990-7485.


CONTROL OF THE ADVISER. The Adviser is effectively controlled by Omar S. Rivero. Mr. Rivero is also the Chairman and Chief Executive Officer of the Adviser. Mr. Rivero manages the investment program of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio.

INVESTMENT ADVISORY AGREEMENT. The Adviser acts as the investment adviser of the Fund under an Investment Advisory Agreement (the "Agreement") which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party).

The Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Trust. Unless sooner terminated, the Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board or by a vote of a majority of the outstanding shares of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees who are not parties to such Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.


Pursuant to the Agreement, the Fund will pay the Adviser monthly an advisory fee equal, on an annual basis, to 1.50% of its average daily net assets. The Adviser may waive a portion of its fees from time to time. For the fiscal year ended February 28, 2001, the Adviser earned $42,683 in investment advisory fees, all of which was waived. The Adviser also reimbursed the Fund for certain operating expenses in the amount of $89, 010


Under the Agreement, the Adviser provides the Fund with advice and assistance in the selection and disposition of the Fund's investments. All investment decisions are subject to review by the Board. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Trust.

The same security may be suitable for the Fund or other private accounts managed by the Adviser. If and when the Fund or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund or account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

ADMINISTRATOR



Effective August 1, 2001, Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the fund of $1.25 per shareholder (subject to a minimum monthly fee of $1, 250 per Fund) for these transfer agency services.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to monthly minimum of $1,666.67 per Fund).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2, 083.33 per month).

During the fiscal year ended February 28, 2001, American Data Services, Inc., located at 150 Motor Parkway, Hauppauge, NY 11788 served as the Fund's Administrator and earned $56,240 for administrative, fund accounting and transfer agency services.


CUSTODIAN

Union Bank of California serves as custodian for the Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

TRANSFER AGENT AND DIVIDEND AGENT

The Administrator also acts as the Fund's transfer and dividend agent.

DISTRIBUTOR


Effective August 1, 2001, Unified Financial Secutiies, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase order for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor receives a monthly fee from the Fund of $500.00 The Distributor and Unifies are controlled by Unified Financial Services, Inc.

he Fund has adopted a Distribution Plan (the "Plan"), which was reviewed and approved by a majority of the disinterested Trustees of the Trust, pursuant to Rule 12b-1 under the Act (the "Rule"). The Rule provides that an investment company, which bears any direct or indirect expense of distributing its shares, must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor for certain expenses and costs incurred in connection with providing marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts, to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing") and financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, which is subject to a maximum of 0.25% per annum of the Fund's average daily net assets. Fees paid under the Plan may not be waived for individual shareholders.

Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of the Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request.

The Plan, the shareholder servicing agreements and the form of distribution agreement each provide that the Adviser or the Distributor may make payments from time to time from their own resources which may include the advisory fee and the asset based sales charges and past profits for the following purposes:
(i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions of the Fund; to compensate certain financial intermediaries for providing assistance in distributing Fund shares; (ii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; and (iii) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers with whom it has contracted, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay the Distributor for any fiscal year under the shareholder servicing agreements or otherwise.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations, must be in a form satisfactory to the Board of Trustees. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Trustees.


During the fiscal year ended February 28, 2001, AmeriMutual Funds Distributor , Inc., located at 14747 California Street, Omaha, NE acted as the Fund's distributor. For the period ended February 28, 2001, the Fund incurred distribution expenses of $7, 114.


OTHER EXPENSES

The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Distributor and the Transfer Agent, are deducted from income of the Fund before dividends are paid. These expenses include, but are not limited to, organizational costs, fees and expenses of officers and Trustees who are not affiliated with the Adviser, the Administrator or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board may issue from time to time. The Adviser will select broker-dealers to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts, which it manages, as opposed to solely benefiting one specific managed fund or account.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act") from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. The Adviser does not currently intend to cause any Fund to make such payments. It is the position of the SEC staff that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                                    TAXATION

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders. If in any taxable year the Fund should not qualify as a "regulated investment company" under the Code, the Fund would be taxes at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders and the Fund's distributions to shareholders would be taxable as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a significant or predictable part of the Fund's investment return.

Any redemption of the Fund shares is a taxable event and may result in a capital gain or loss.

Income received by the Fund from sources within various foreign countries may be subject to foreign withholding or income tax. Shareholders will not be able to claim a foreign tax credit or deduction for these foreign taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The information above is only a summary of some of the federal income tax considerations generally affecting the Fund and its shareholders. Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax adviser.

                               OWNERSHIP OF SHARES


Each share has one vote in the election of Trustees. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.As of June 15, 2001, the following persons are known by the Fund to own beneficially or of record, 5% or more of the Fund's outstanding shares:

NAME                                                %
----                                                -
S. Omar Rivero                                     21.380
Gilbert Bernal, Jr.                                20.458
Ricardo Pardo                                       9.420
Charles Schwab (of record)                         10.313
Gilbert Bernal                                      9.387
Alcides Pina                                        6.024

                               PURCHASE OF SHARES


Shares of the Fund may be purchased at the net asset value per share next determined after receipt of an order by the Fund's Distributor in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The Fund's minimum initial investment is $2,500.00 (except for retirement accounts for which the minimum initial investment is $1,000.00) and the minimum subsequent investment is $ 50.00


                           DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.


                                 NET ASSET VALUE

The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "Valuation of Shares." The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                             PERFORMANCE COMPARISONS

Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

The Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

           P(1 + T)n = ERV

Where:

           P             =     a hypothetical initial investment of $1000

           T             =     average annual total return

           n             =     number of years

           ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5-or 10-year periods (or fractions thereof).

Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indices of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Trust Institute; major indexes of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Fund's performance. The Fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange ("NYSE") is closed for other than customary weekend or holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, and refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

Share purchases and redemptions are governed by Delaware law.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS


Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Chamberlain, Hrdlicka, White, Williams, & Martin, 1200 Smith Street, Suite 1400, Houston, TX 77002. . McCurdy & Associates, CPAs, Inc., 2795 Clemens Road, Westlake, Ohio 44145 have been selected as independent accountants for the Fund.


                                OTHER INFORMATION

The Adviser has been continuously registered with the SEC under the Investment Advisers Act of 1940, as amended, since February 2000. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                                    APPENDIX
                                SECURITY RATINGS

The following rating services describe rated securities as follows:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S

BONDS

AAA--Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated 'A' has a strong capacity to pay interest and repay principal although somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB-B-CCC-CC-C--Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B--Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC--Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

                                     PART C
                                OTHER INFORMATION

ITEM 23.   EXHIBITS

(a) Copy of the Trust Instrument of iMillennium Capital Trust (the "Registrant") dated October 28, 1999 (See Note 1).

(b)       Not Applicable.

(c)       Not Applicable.

(d) Form of Investment Advisory Agreement between Registrant and iMillennium Capital Management, Inc., (See Note 2).

(e) Form of Distribution Agreement between Registrant and Unified Fund Services, Inc. (filed herewith).

(f)       Not Applicable.

(g) Form of Custody Agreement between Registrant and Union Bank of California (See Note 2).

(h) (1)(2)(3) Form of Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. (filed herewith).


(i)       Opinion of Counsel to Registrant (See Note 2)

(j)       Consent of Independent Auditors (filed herewith)

(k)       None

(l) Investment Representation letter of original purchaser of shares of Registrant (See Note 3)

(m)       Form of Rule 12b-1 Plan adopted by the Registrant (See Note 2).

(n)       Not Applicable

(o)       Not Applicable

Notes:

(1) Exhibit incorporated herein by reference as filed in the Initial Registration Statement on November 11, 1999 via EDGAR, accession number: 0000909012-99-000577 ("Initial Registration").

(2) Exhibit incorporated herein by reference as filed in Pre-Effective Amendment No. 1 to Initial Registration on February 15, 2000 via EDGAR, accession number: 0000909012-00-000175

(3) Exhibit incorporated herein by reference as filed in P, re-Effective Amendment No. 1 to the Registrant's Registration Statement on March 8, 2000 via EDGAR, accession number:0000909012-00-000236

ITEM      24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM      25. INDEMNIFICATION

IN ACCORDANCE WITH SECTION 3803 OF THE DELAWARE BUSINESS TRUST ACT, SECTION
10.02 OF THE REGISTRANT'S TRUST INSTRUMENT PROVIDES AS FOLLOWS:

           SECTION 10.01 LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person other than the Trust or beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

           SECTION 10.02 INDEMNIFICATION.

           (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b) No indemnification shall be provided hereunder to a Covered
           Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

ITEM      26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The descriptions of iMillennium Capital Management, Inc., under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information are incorporated by reference herein.

The information required by this Item 26 with respect to each director, officer or partner of iMillennium Capital Management, Inc. is hereby incorporated herein by reference to Form ADV filed by iMillennium Capital Management, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801- 57381), including their business connections which are of a substantial nature.


ITEM 27.                   PRINCIPAL UNDERWRITERS.

(a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter"). Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Advisors Trust, Avalon Funds, Inc., the Julius Baer Investment Funds, the Kenwood Funds, Lindbergh Funds, The Milestone Funds, Regional Opportunity Fund, The Rockland Fund Trust, Securities Management & Timing Funds, The Sparrow Funds, TANAKA Funds, The Unified Funds, and Valenzuela Capital Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)       Not Applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
Section 31(a) of the investment Company Act of 1940 and the Rules promulgated therunder will be maintained by the Registrant at 17225 El Camino Real, Suite 415, Houston, Texas 77058 and/or by Registrant's Custodian, Union Bank of California NA, 350 California Street, San Francisco, California 94104, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

ITEM 29.   MANAGEMENT SERVICES

Not Applicable.

ITEM 30.   UNDERTAKINGS

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 27th day of June, 2001.

IMILLENNIUM CAPITAL TRUST


               By: /S/ OMAR S. RIVERO
                   -------------------------
                   Omar S. Rivero, Chairman &  President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




/S/ OMAR S. RIVERO
--------------------
     Omar S. Rivero               Chairman of the Board        June 27, 2001
                                  & President

/S/ DON ALAN CROSIER
--------------------
     Don Alan Crosier             Vice President               June 27, 2001
                                  & Trustee

/S/ DOUGLAS E. CHAVES
---------------------
      Douglas E. Chaves           Trustee                      June 27, 2001

/S/ STEPHEN F. GILLIOZ                                         June 27, 2001
------------------------
       Stephen F. Gillioz         Trustee


/S/ GREGORY A. GOODMAN                                          June 27, 2001
-----------------------
       Gregory A. Goodman         Trustee

                            IMILLENNIUM CAPITAL TRUST

                                INDEX TO EXHIBITS


EXHIBIT    DESCRIPTION


(e)                  Form of Distribution Agreement

(h) (1) (2) (3)      Form of Mutual Fund Services Agreement

(j)                  Opinion of Independent Auditors